iShares
®
MSCI Chile ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  19 .4%
Banco de Chile .......................... 593,548,336 $ 111,808,811
Banco de Credito e Inversiones SA ............. 693,054 46,760,354
Banco Santander Chile ..................... 592,717,418 46,616,129
205,185,294
a
Beverages  —  3 .8%
Cia Cervecerias Unidas SA .................. 3,628,267 21,809,389
Vina Concha y Toro SA ..................... 18,626,252 18,709,125
40,518,514
a
Broadline Retail  —  6 .3%
Falabella SA ............................ 7,692,369 49,263,520
Ripley Corp. SA .......................... 39,637,033 17,125,101
66,388,621
a
Consumer Staples Distribution & Retail  —  6 .1%
Cencosud SA ........................... 19,484,489 45,950,679
SMU SA ............................... 113,298,943 18,457,987
64,408,666
a
Electric Utilities  —  6 .4%
Enel Chile SA ........................... 502,622,795 43,652,805
Engie Energia Chile SA ..................... 11,796,458 24,519,625
68,172,430
a
Financial Services  —  2 .3%
Inversiones La Construccion SA ............... 923,954 24,187,821
a
Independent Power and Renewable Electricity Producers  —  2 .4%
Colbun SA ............................. 172,544,391 25,899,882
a
Marine Transportation  —  0 .6%
Cia Sud Americana de Vapores SA ............. 116,689,153 5,832,884
a
Metals & Mining  —  1 .6%
CAP SA
(a)
.............................. 2,257,496 17,371,792
a
Paper & Forest Products  —  2 .7%
Empresas CMPC SA ...................... 24,231,233 29,021,723
a
Passenger Airlines  —  10 .9%
Latam Airlines Group SA .................... 4,256,023,201 115,242,190
a
Real Estate Management & Development  —  7 .7%
Parque Arauco SA ........................ 11,030,275 48,332,741
Plaza SA .............................. 7,540,187 32,870,349
81,203,090
a
Specialty Retail  —  4 .2%
Empresas Copec SA ...................... 6,318,863 44,893,149
a
Security Shares Value
a
Water Utilities  —  4 .0%
Aguas Andinas SA , Class A .................. 65,734,446 $ 24,741,629
Inversiones Aguas Metropolitanas SA ........... 16,034,945 17,205,263
41,946,892
a
Wireless Telecommunication Services  —  1 .7%
Empresa Nacional de Telecomunicaciones SA ..... 4,442,812 17,970,117
a
a
Total Common Stocks — 80.1%
(Cost: $ 590,577,256 ) ................................ 848,243,065
a
Preferred Stocks
Beverages  —  3 .7%
Embotelladora Andina SA , Class B, Preference Shares 7,727,994 39,072,371
a
Chemicals  —  15 .7%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 1,936,454 165,787,824
a
a
Total Preferred Stocks — 19.4%
(Cost: $ 97,750,719 ) ................................. 204,860,195
a
Rights
Retail REITs  —  0 .0%
Parque Arauco SA
(a)
....................... 1 —
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
Total Long-Term Investments — 99.5%
(Cost: $ 688,327,975 ) ................................ 1,053,103,260
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(b) (c)
............................ 14,663,948 14,663,948
a
Total Short-Term Securities — 1.4%
(Cost: $ 14,663,948 ) ................................. 14,663,948
Total Investments — 100.9%
(Cost: $ 702,991,923 ) ................................ 1,067,767,208
Liabilities in Excess of Other Assets — ( 0 .9 ) % ............... (9,140,748)
Net Assets — 100.0% ................................. $ 1,058,626,460
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Chile ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 710,000  $ 13,953,948
(a)
$ —  $ —  $ —  $ 14,663,948  14,663,948  $ 34,320  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 44 06/19/26 $ 3,847 $ 89,634
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 848,243,065  $ —  $ —  $ 848,243,065
Preferred Stocks ......................................... 204,860,195  —  —  204,860,195
Rights ................................................ —  —  —  —
Short-Term Securities
Money Market Funds ...................................... 14,663,948  —  —  14,663,948
$ 1,067,767,208  $ —  $ —  $ 1,067,767,208
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 89,634  $ —  $ —  $ 89,634
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Chile ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Portfolio Abbreviation
REIT Real Estate Investment Trust